Summary Of Amortized Cost Of Mortgage Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Specific reserve [Member]
Summary of the amortized cost of mortgage loans
Non-specific reserves	$ 6	$ 11
Mortgage loans, net of allowance [Member]
Summary of the amortized cost of mortgage loans
Total amortized cost	6,376	5,871
Total valuation allowance	35	44
Mortgage loans, net of allowance	6,341	5,827
Mortgage loans, net of allowance [Member] | Non-specific reserves [Member]
Summary of the amortized cost of mortgage loans
Amortized cost	6,350	5,820
Non-specific reserves	29	33
Mortgage loans, net of allowance [Member] | Specific reserve [Member]
Summary of the amortized cost of mortgage loans
Amortized cost	26	51
Specific reserves	$ 6	$ 11